UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ALCO STORES

Ticker Symbol:ALCS	Cusip Number:001600105
Record Date: 9/30/2013	Meeting Date: 10/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Plan of Merger	For	Issuer	For	With
2	compensation approval	For	Issuer	For	With
3	adjourn special meeting	For	Issuer	For	With

AMBASSAORS GROUP

Ticker Symbol:EPAX	Cusip Number:023177108
Record Date: 4/7/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

ANCHOR BANCORP

Ticker Symbol:ANCB	Cusip Number:032838104
Record Date: 9/3/2013	Meeting Date: 10/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

ASTA FUNDING

Ticker Symbol:ASFI	Cusip Number:046220109
Record Date: 2/6/2014	Meeting Date: 3/11/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	director election	For	Issuer	For	With

CACHE

Ticker Symbol:CACH	Cusip Number:127150308
Record Date: 6/17/2013	Meeting Date: 8/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	stock incentive plan	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
5	plan of merger	For	Issuer	For	With
6	auditor approval	For	Issuer	For	With

CADUS CORP.

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 10/18/2013	Meeting Date: 12/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With

CAPITAL SOUTHWEST

Ticker Symbol:CSWC	Cusip Number:140501107
Record Date: 5/31/2013	Meeting Date: 7/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect directors	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	amend articles of incorporation	For	Issuer	For	With

CENTRAL EUROPE, RUSSIA & TURKEY FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/12/2014	Meeting Date: 6/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect directors	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

CHRISTOPHER & BANKS

Ticker Symbol:CBK	Cusip Number:171046105
Record Date: 5/1/2014	Meeting Date: 6/26/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect directors	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	stock incentive plan	Against	Issuer	For	Against
4	annual incentive plan	Against	Issuer	For	Against
5	auditor approval	For	Issuer	For	With

COSINE COMMUNICATIONS

Ticker Symbol:COSN	Cusip Number:221222706
Record Date: 6/24/2013	Meeting Date: 7/26/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

COSTAR TECHNOLOGIES

Ticker Symbol:CSTI	Cusip Number:22161J206
Record Date: 8/30/2013	Meeting Date: 10/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor election	For	Issuer	For	With

CSS INDUSTRIES

Ticker Symbol:CSS	Cusip Number:125906107
Record Date: 6/3/2013	Meeting Date: 7/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	equity comp plan	Against	Issuer	For	Against
3	management incentive plan	Against	Issuer	For	Against
4	auditor approval	For	Issuer	For	With
5	executive comp	For	Issuer	For	With

EASTERN VIRGINIA BANK

Ticker Symbol:EVBS	Cusip Number:277196101
Record Date: 4/2/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

ELECTRO- SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 2/26/2014	Meeting Date: 4/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	set number of directors	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 3/25/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 3/26/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

FLEXSTEEL

Ticker Symbol:FLXS	Cusip Number:339382103
Record Date: 10/14/2013	Meeting Date: 12/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
4	incentive comp plan	Against	Issuer	For	Against
5	long term incentive comp plan	Against	Issuer	For	Against
6	omnibus stock plan	Against	Issuer	For	Against

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Record Date: 3/28/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	incentive comp plan	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

GUGGENHEIM SOLAR

Ticker Symbol:TAN	Cusip Number:18383Q739
Record Date: 1/17/2014	Meeting Date: 4/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	amend trust agreement	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/4/2014	Meeting Date: 5/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

HOOKER FURNITURE

Ticker Symbol:HOFT	Cusip Number:439038100
Record Date: 4/15/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

IMPERIAL HOLDINGS

Ticker Symbol:IFT	Cusip Number:452834104
Record Date: 4/11/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	common stock issuance	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 3/19/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

JAPAN SMALL CAP FUND

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/18/2013	Meeting Date: 11/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against

MONTPELIER RE

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/20/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1, 2	director election	For	Issuer	For	With
3	adopt restated by-laws	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With
5	executive compensation	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 3/3/2014	Meeting Date: 4/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor selection	For	Issuer	For	With

NATIONAL SECURITY GROUP

Ticker Symbol:NSEC	Cusip Number:637546102
Record Date: 3/14/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

NAVIGATORS GROUP

Ticker Symbol:NAVG	Cusip Number:638904102
Record Date: 3/24/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/28/2014	Meeting Date: 5/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

PATRIOT TRANSPORT

Ticker Symbol:PATR	Cusip Number:70337B102
Record Date: 12/9/2013	Meeting Date: 2/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

PETROLEUM RESOURCES

Ticker Symbol:PEO	Cusip Number:716549100
Record Date: 2/14/2014	Meeting Date: 4/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor selection	For	Issuer	For	With

PREFERRED BANK

Ticker Symbol:PFBC	Cusip Number:740367404
Record Date: 4/7/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	equity incentive plan	Against	Issuer	For	Against
3	executive compensation	Against	Issuer	For	Against
4	auditor approval	For	Issuer	For	With

RUBY TUESDAY

Ticker Symbol:RT	Cusip Number:781182100
Record Date: 8/12/2013	Meeting Date: 10/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	amend stock incentive plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

SPECIAL DIVERSIFIED OPPORTUNITIES FUND

Ticker Symbol:SDOI	Cusip Number:84740Q101
Record Date: 10/11/2013	Meeting Date: 11/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

SWK HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P104
Record Date: 8/16/2013	Meeting Date: 9/18/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

UNTD COMMUNITY FINANCIAL

Ticker Symbol:UCFC	Cusip Number:909839102
Record Date: 4/7/2014	Meeting Date: 5/27/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor selection	For	Issuer	For	With

WILSHIRE BANK

Ticker Symbol:WIBC	Cusip Number:97186T108
Record Date: 4/8/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor selection	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 14, 2014

*Print the name and title of each signing officer under his or her signature.